Intangible assets - Schedule of intangible assets (Details) - CAD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2022	Feb. 28, 2021
Cost
Beginning balance	$ 7,374,930		$ 7,374,930
Additions	0		0
Disposal	0		0	$ 0
Ending balance	8,386,144		7,374,930	7,374,930
Accumulated amortization
Beginning balance	448,348		0
Additions	233,335	$ 8,179	448,348	448,348	$ 0
Disposal	0		0
Ending balance	681,683		448,348	448,348
Net book Value, beginning	6,926,582		7,374,930
Net Book Value, ending	7,704,461		6,926,582	6,926,582
Acquired - March 11, 2022 [Member]
Cost
Beginning balance	1,011,214
Ending balance			1,011,214	1,011,214
Accumulated amortization
Beginning balance	0
Ending balance			0	0
Total [Member]
Cost
Beginning balance	8,386,144
Ending balance			8,386,144	8,386,144
Accumulated amortization
Beginning balance	448,348
Ending balance			448,348	448,348
Tradename - Trademarks [Member]
Cost
Beginning balance	1,275,794		1,275,794
Additions	0		0
Disposal	0		0
Ending balance	1,495,850		1,275,794	1,275,794
Accumulated amortization
Beginning balance	133,260		0
Additions	76,058		133,260
Disposal	0		0
Ending balance	209,318		133,260	133,260
Tradename - Trademarks [Member] | Acquired - March 11, 2022 [Member]
Cost
Beginning balance	220,056
Ending balance			220,056	220,056
Accumulated amortization
Beginning balance	0
Ending balance			0	0
Tradename - Trademarks [Member] | Total [Member]
Cost
Beginning balance	1,495,850
Ending balance			1,495,850	1,495,850
Accumulated amortization
Beginning balance	133,260
Ending balance			133,260	133,260
Intellectual Property [Member]
Cost
Beginning balance	320,823		320,823
Additions	0		0
Disposal	0		0
Ending balance	320,823		320,823	320,823
Accumulated amortization
Beginning balance	51,968		0
Additions	17,234		51,968
Disposal	0		0
Ending balance	69,202		51,968	51,968
Intellectual Property [Member] | Acquired - March 11, 2022 [Member]
Cost
Beginning balance	0
Ending balance			0	0
Accumulated amortization
Beginning balance	0
Ending balance			0	0
Intellectual Property [Member] | Total [Member]
Cost
Beginning balance	320,823
Ending balance			320,823	320,823
Accumulated amortization
Beginning balance	51,968
Ending balance			51,968	51,968
Customer Base [Member]
Cost
Beginning balance	4,914,553		4,914,553
Additions	0		0
Disposal	0		0
Ending balance	5,447,521		4,914,553	4,914,553
Accumulated amortization
Beginning balance	169,783		0
Additions	92,911		169,783
Disposal	0		0
Ending balance	262,694		169,783	169,783
Customer Base [Member] | Acquired - March 11, 2022 [Member]
Cost
Beginning balance	532,968
Ending balance			532,968	532,968
Accumulated amortization
Beginning balance	0
Ending balance			0	0
Customer Base [Member] | Total [Member]
Cost
Beginning balance	5,447,521
Ending balance			5,447,521	5,447,521
Accumulated amortization
Beginning balance	169,783
Ending balance			169,783	169,783
Non-Competes [Member]
Cost
Beginning balance	863,760		863,760
Additions	0		0	0
Disposal	0		0
Ending balance	913,368		863,760	863,760
Accumulated amortization
Beginning balance	93,337		0
Additions	47,132		93,337
Disposal	0		0
Ending balance	140,469		93,337	93,337
Non-Competes [Member] | Acquired - March 11, 2022 [Member]
Cost
Beginning balance	49,608
Ending balance			49,608	49,608
Accumulated amortization
Beginning balance	0
Ending balance			0	0
Non-Competes [Member] | Total [Member]
Cost
Beginning balance	913,368
Ending balance			913,368	913,368
Accumulated amortization
Beginning balance	93,337
Ending balance			93,337	93,337
Other Intangible Assets [Member]
Cost
Beginning balance	0
Additions	0
Ending balance	208,582		0	0
Accumulated amortization
Beginning balance	0
Ending balance	0		0	0
Other Intangible Assets [Member] | Acquired - March 11, 2022 [Member]
Cost
Beginning balance	208,582
Ending balance			208,582	208,582
Accumulated amortization
Beginning balance	0
Ending balance			0	0
Other Intangible Assets [Member] | Total [Member]
Cost
Beginning balance	208,582
Ending balance			208,582	208,582
Accumulated amortization
Beginning balance	$ 0
Ending balance			$ 0	$ 0